Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest Rate Benchmark Reform Maximum Exposure Tables [Line Items]
Disclosure Of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Explanatory

31.12.22
1
Measure
USD LIBOR
benchmark rates
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD m 14,269
2
Total non-derivative financial liabilities

USD m 1,138
3
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 32,006
4
Off-balance sheet exposures
Total irrevocable loan commitments USD m 4,606
5
1 As of 31 December 2022, non-USD balances and trade counts were minimal.

2 Includes USD
1
bn of loans related to revolving multi-currency credit lines,

where IBOR transition efforts are complete, except

for
USD LIBOR. The remaining balances as of 31 December 2022 primarily related to US mortgages and corporate lending.

3 Relates to floating-rate notes that per their contractual terms can reset to rates linked to
LIBOR, with transition dependent upon the actions of respective issuers.

4 Includes approximately
2,000

contracts having a contractual maturity after 30 June 2023, with the last USD LIBOR fixing occurring before
30 June 2023. No further contractual fixing is required for these contracts.

5 Includes approximately USD
3
bn of loan commitments that can be drawn in different currencies; however,

only USD LIBOR transition
efforts remained open as of 31 December 2022.